UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend

     Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 01/31/2014

Item 1 – Report to Stockholders

JANUARY 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Equity Dividend Fund

BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as loose monetary policy beckoned investors to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were not as fruitful in the earlier part of the year given uneven growth rates and more direct exposure to macro risks such as the resurgence of political instability in Italy, the banking crisis in Cyprus and a generally poor outlook for European economies. Additionally, emerging markets significantly lagged the rest of the world due to slowing growth and structural imbalances.

Global financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes after the Fed defied market expectations with its decision to delay tapering. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but equities and other so-called “risk assets” resumed their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time extended its time horizon for maintaining low short-term interest rates. Markets reacted positively, as this move signaled the Fed’s perception of real improvement in the economy and investors were finally relieved from the tenacious anxiety that had gripped them for quite some time.

Investors’ risk appetite diminished in the new year. Heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. While tighter global liquidity was an ongoing headwind for developing countries, financial troubles in Argentina and Turkey launched a sharp sell-off in a number of emerging market currencies. Unexpectedly poor economic data out of China added to the turmoil. In the US, most indicators continued to signal a strengthening economy; however, stagnant wage growth raised concerns about the sustainability of the overall positive momentum. US stocks underperformed other developed equity markets as a number of disappointing corporate earnings reports prompted investors to take advantage of lower valuations abroad.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended January 31. In contrast, emerging markets were weighed down by uneven growth, high debt levels and severe currency weakness. Rising interest rates pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2014
	6-month	12-month
US large cap equities (S&P 500® Index)	6.85%	21.52%
US small cap equities (Russell 2000® Index)	8.88	27.03
International equities (MSCI Europe, Australasia, Far East Index)	7.51	11.93
Emerging market equities (MSCI Emerging Markets Index)	(0.33)	(10.17)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.77	(2.97)
US investment grade bonds (Barclays US Aggregate Bond Index)	1.78	0.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.13	(1.10)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	4.70	6.76
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2014	BlackRock Equity Dividend Fund

Investment Objective

BlackRock Equity Dividend Fund’s (the “Fund”) investment objective is to seek long-term total return and current income.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2014, the Fund underperformed its benchmark, the Russell 1000® Value Index, and the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Value Index.

What factors influenced performance?

•

Relative to the benchmark index, the Fund’s overweight and security selection in the consumer staples sector detracted from performance. Stock selection in materials and energy and an underweight in information technology (“IT”) also had a negative impact.

•

Contributing positively to performance during the period was a combination of stock selection and an overweight in financials. Overweight positions in the materials and industrials sectors also proved beneficial. Security selection within consumer discretionary and utilities had a positive impact on results.

Describe recent portfolio activity.

•

While turnover remained low given the Fund’s long-term investment horizon and fundamental process, there were some positioning changes to reflect the investment advisor’s view on the investment environment. The Fund added to the financials sector broadly, increasing weightings in insurance companies and regional and diversified banks while reducing exposure to Canadian banks. Within materials and industrials, the Fund reduced select holdings in companies with heavier revenue exposure to emerging markets given softness in these areas of the world; however, the Fund continues to maintain a degree of this exposure as the investment advisor remains positive on the longer-term trends in these markets. Also during the period, the Fund exited positions in certain defensive utilities and telecommunication services companies and replaced them with purchases in IT and health care.

Describe portfolio positioning at period end.

•

As of period end, the financials sector was the Fund’s largest weighting given expectations for a recovering domestic economy. Other significant sector exposures included materials, industrials, consumer staples and consumer discretionary. IT and health care were the smallest allocations.

•

The Fund maintained positioning to capture growth while providing relative protection should headwinds persist and market volatility intensify. Dividend growth, lower volatility and the ability to assertively participate in a rising market remain cornerstones of the Fund.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Wells Fargo & Co.	3%
JPMorgan Chase & Co.	3
General Electric Co.	3
Chevron Corp.	3
Comcast Corp.	3
Pfizer, Inc.	2
The Home Depot, Inc.	2
Merck & Co., Inc.	2
Exxon Mobil Corp.	2
Raytheon Co.	2

Sector Allocation	Percent of Long-Term Investments

Financials	24%
Industrials	14
Energy	14
Consumer Discretionary	10
Health Care	9
Consumer Staples	9
Materials	6
Information Technology	6
Utilities	5
Telecommunication Services	3

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2014

BlackRock Equity Dividend Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 80% of its assets in dividend paying securities.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.

Performance Summary for the Period Ended January 31, 2014

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.18%	14.55%	N/A	16.31%	N/A	9.01%	N/A
Service	4.08	14.28	N/A	16.01	N/A	8.74	N/A
Investor A	4.06	14.29	8.29%	16.00	14.75%	8.72	8.13%
Investor B	3.67	13.45	8.95	15.11	14.88	8.04	8.04
Investor C	3.71	13.48	12.48	15.16	15.16	7.91	7.91
Investor C1	3.80	13.76	12.76	15.37	15.37	8.14	8.14
Class R	3.88	13.89	N/A	15.65	N/A	8.41	N/A
S&P 500® Index	6.85	21.52	N/A	19.19	N/A	6.84	N/A
Russell 1000® Value Index	4.63	20.02	N/A	18.69	N/A	7.01	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,041.80	$3.60	$1,000.00	$1,021.68	$3.57	0.70%
Service	$1,000.00	$1,040.80	$5.09	$1,000.00	$1,020.21	$5.04	0.99%
Investor A	$1,000.00	$1,040.60	$4.89	$1,000.00	$1,020.42	$4.84	0.95%
Investor B	$1,000.00	$1,036.70	$8.83	$1,000.00	$1,016.53	$8.74	1.72%
Investor C	$1,000.00	$1,037.10	$8.52	$1,000.00	$1,016.84	$8.44	1.66%
Investor C1	$1,000.00	$1,038.00	$7.71	$1,000.00	$1,017.64	$7.63	1.50%
Class R	$1,000.00	$1,038.80	$6.48	$1,000.00	$1,018.85	$6.41	1.26%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	5

Fund Summary as of January 31, 2014	BlackRock Natural Resources Trust

Investment Objective

BlackRock Natural Resources Trust’s (the “Fund”) investment objective is to seek long-term growth of capital and to protect the purchasing power of shareholders’ capital by investing in a portfolio of equity securities of domestic and foreign companies with substantial natural resource assets.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended January 31, 2014, the Fund underperformed its benchmark, the MSCI Natural Resources Index, and the broad-market S&P 500® Index. The following discussion of relative performance pertains to the MSCI Natural Resources Index.

What factors influenced performance?

•

The Fund’s underweight position in the diversified metals & mining sub-industry within the materials sector was the largest detractor from relative performance for the period. In the energy sector, security selection within integrated oil & gas and overweight exposure to the oil & gas exploration & production and drilling sub-industries hurt results. Also hindering performance were the Fund’s underweights in the steel and aluminum sub-industries of the materials sector.

•

The largest contributor to positive relative performance during the period was security selection in the oil, gas & consumable fuels industry, particularly within the exploration & production sub-industry. A significant underweight to integrated oil & gas companies proved beneficial and security selection in the oil & gas drilling, refining & marketing and storage & transportation sub-industries had a positive impact on returns.

Describe recent portfolio activity.

•	During the six-month period, there was limited portfolio activity given the Fund’s generally low turnover and fundamental long-term investment horizon.

Describe portfolio positioning at period end.

•

Within energy, the Fund favored oil & gas exploration & production companies due to their operational specialization and the investment advisor’s outlook for this segment of the market. The Fund also placed an emphasis on oil-weighted companies versus those levered to natural gas and held higher weightings in integrated oil and large-cap servicers due to their diverse revenue streams and balance sheet strength.

•

The Fund’s exposure to materials, although small relative to energy, was based on the premise that infrastructure development and spending continue to be a critical part of the investment landscape, both domestically and abroad. Development in emerging markets remained a critical theme in the Fund, with a focus on companies with higher quality and diverse assets in geographies close to these markets that are positioned to reap the benefits of high barriers to entry within local industries and deliver stronger topline growth.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

EOG Resources, Inc.	6%
Exxon Mobil Corp.	5
Chevron Corp.	4
National Oilwell Varco, Inc.	4
Cabot Oil & Gas Corp.	4
Schlumberger Ltd.	3
Occidental Petroleum Corp.	3
Range Resources Corp.	3
FMC Technologies, Inc.	3
Suncor Energy, Inc	3

Industry Allocation	Percent of Long-Term Investments

Oil & Gas Exploration & Production	41%
Oil & Gas Equipment & Services	23
Integrated Oil & Gas	18
Oil & Gas Drilling	6
Oil & Gas Refining & Marketing	4
Diversified Metals & Mining	3
Gold	3
Coal & Consumable Fuels	1
Diversified Chemicals	1

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2014

BlackRock Natural Resources Trust

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund invests at least 80% of its assets in companies with substantial natural resource assets or in securities the value of which is related to the market value of some natural resource asset.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged index is an index consisting primarily of equity securities of companies engaged in the natural resources industry.

Performance Summary for the Period Ended January 31, 2014

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.25%	4.88%	N/A	13.35%	N/A	11.68%	N/A
Investor A	3.10	4.60	(0.88)%	13.05	11.84%	11.39	10.79%
Investor B	2.67	3.76	(0.74)	12.16	11.91	10.70	10.70
Investor C	2.70	3.79	2.79	12.16	12.16	10.52	10.52
S&P 500® Index	6.85	21.52	N/A	19.19	N/A	6.84	N/A
MSCI Natural Resources Index	4.77	3.88	N/A	12.26	N/A	9.97	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,032.50	$4.05	$1,000.00	$1,021.22	$4.02	0.79%
Investor A	$1,000.00	$1,031.00	$5.48	$1,000.00	$1,019.81	$5.45	1.07%
Investor B	$1,000.00	$1,026.70	$9.81	$1,000.00	$1,015.53	$9.75	1.92%
Investor C	$1,000.00	$1,027.00	$9.45	$1,000.00	$1,015.88	$9.40	1.85%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Service Shares (available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

•

Investor B Shares are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Investor C1 Shares (available only in BlackRock Equity Dividend Fund) are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, these shares are subject to a 1.00% CDSC if redeemed within one year of purchase. Prior to September 12, 2011, Investor C1 Shares performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C1 Share fees.

•

Class R Shares (available only in BlackRock Equity Dividend Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain employer-sponsored retirement plans.

Investor B and C1 Shares of the Funds are only available for purchase through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived a portion of its investment advisory fee. Without such waiver, the Funds’ performance would have been lower.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2013 and held through January 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including foreign currency exchange contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	9

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 7.4%
Honeywell International, Inc.	4,154,500	$379,015,035
Lockheed Martin Corp.	1,519,600	229,322,836
Northrop Grumman Corp.	3,526,000	407,429,300
Raytheon Co.	6,373,700	605,947,659
United Technologies Corp.	4,722,700	538,482,254

		2,160,197,084
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	3,443,800	327,953,074
Auto Components — 0.6%
Johnson Controls, Inc.	3,645,400	168,125,848
Beverages — 2.1%
The Coca-Cola Co.	7,006,000	264,966,920
Diageo PLC	11,561,300	342,863,883

		607,830,803
Capital Markets — 0.7%
Morgan Stanley	7,400,800	218,397,608
Chemicals — 3.4%
The Dow Chemical Co.	4,629,700	210,697,647
E.I. du Pont de Nemours & Co.	7,741,200	472,290,612
Olin Corp.	3,352,300	86,187,633
Praxair, Inc.	1,724,300	215,054,696

		984,230,588
Commercial Banks — 9.1%
Fifth Third Bancorp	16,836,900	353,911,638
M&T Bank Corp.	653,400	72,860,634
SunTrust Banks, Inc.	12,867,750	476,364,105
The Toronto-Dominion Bank	3,338,600	288,730,821
US Bancorp	12,018,700	477,502,951
Wells Fargo & Co.	22,139,100	1,003,786,794

		2,673,156,943
Communications Equipment — 0.8%
Motorola Solutions, Inc.	3,736,200	238,369,560
Consumer Finance — 1.5%
American Express Co.	5,124,800	435,710,496
Containers & Packaging — 0.7%
MeadWestvaco Corp.	5,437,400	196,127,018
Diversified Financial Services — 5.3%
Citigroup, Inc.	7,351,300	348,672,159
CME Group, Inc.	3,050,100	228,025,476
JPMorgan Chase & Co.	17,797,800	985,286,208

		1,561,983,843
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	10,123,300	337,308,356
BCE, Inc.	2,127,900	89,307,963
Verizon Communications, Inc.	11,301,600	542,702,832

		969,319,151

Electric Utilities — 2.3%
Duke Energy Corp.	1,820,800	$128,584,896
ITC Holdings Corp.	818,300	84,694,050
NextEra Energy, Inc.	3,608,800	331,756,984
Northeast Utilities	2,826,000	123,778,800

		668,814,730
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	1,079,600	123,981,264
Energy Equipment & Services — 0.6%
Schlumberger Ltd.	1,916,100	167,792,877
Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	2,259,000	168,702,120
Food Products — 2.6%
General Mills, Inc.	4,318,000	207,350,360
Kraft Foods Group, Inc.	2,739,600	143,418,060
Mondelez International, Inc., Class A	8,533,000	279,455,750
Unilever NV — NY Shares	3,590,000	134,050,600

		764,274,770
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	2,775,900	101,764,494
Health Care Providers & Services — 0.4%
Quest Diagnostics, Inc.	2,307,400	121,138,500
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	4,455,000	419,527,350
Household Products — 2.0%
Kimberly-Clark Corp.	2,109,700	230,737,889
The Procter & Gamble Co.	4,632,000	354,903,840

		585,641,729
Industrial Conglomerates — 4.1%
3M Co.	2,440,400	312,834,876
General Electric Co.	35,014,600	879,916,898

		1,192,751,774
Insurance — 5.8%
ACE Ltd.	3,334,300	312,790,683
The Chubb Corp.	3,339,200	282,295,968
MetLife, Inc.	2,737,700	134,284,185
Prudential Financial, Inc.	6,712,200	566,442,558
The Travelers Cos., Inc.	4,902,900	398,507,712

		1,694,321,106
Integrated Oil & Gas — 7.7%
Chevron Corp.	7,521,900	839,669,697
ConocoPhillips	2,379,400	154,542,030
Exxon Mobil Corp.	6,654,000	613,232,640
Marathon Oil Corp.	7,007,400	229,772,646
Total SA — ADR	7,497,100	428,609,207

		2,265,826,220

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	CAD	Canadian Dollar
	USD	US Dollar

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

IT Services — 1.9%
Automatic Data Processing, Inc.	1,216,600	$93,191,560
International Business Machines Corp.	2,604,200	460,110,056

		553,301,616
Leisure Equipment & Products — 0.5%
Mattel, Inc.	4,254,300	160,982,712
Media — 3.4%
Comcast Corp., Special Class A	15,991,600	837,160,260
The Walt Disney Co.	2,385,000	173,174,850

		1,010,335,110
Metals & Mining — 1.5%
BHP Billiton Ltd.	10,905,200	348,260,539
Southern Copper Corp.	2,803,900	78,453,122

		426,713,661
Multi-Utilities — 2.1%
Dominion Resources, Inc.	4,820,200	327,339,782
Sempra Energy	1,719,100	159,377,761
Wisconsin Energy Corp.	2,920,600	124,622,002

		611,339,545
Oil & Gas Exploration & Production — 1.0%
Occidental Petroleum Corp.	3,314,500	290,250,765
Oil, Gas & Consumable Fuels — 4.1%
Enbridge, Inc.	9,046,500	379,810,855
Kinder Morgan, Inc.	5,670,400	192,850,304
Marathon Petroleum Corp.	3,294,000	286,742,700
Phillips 66	1,538,600	112,456,274
Royal Dutch Shell PLC, Class A	2,255,800	78,144,478
Spectra Energy Corp.	3,959,600	142,347,620

		1,192,352,231
Paper & Forest Products — 0.8%
International Paper Co.	4,809,800	229,619,852
Pharmaceuticals — 8.5%
AbbVie, Inc.	2,775,900	136,657,557
Bristol-Myers Squibb Co.	10,395,500	519,463,135
Johnson & Johnson	5,648,700	499,740,489
Merck & Co., Inc.	11,910,500	630,899,185
Pfizer, Inc.	23,531,800	715,366,720

		2,502,127,086

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	1,433,656	115,954,097
Weyerhaeuser Co.	4,346,700	129,879,396

		245,833,493
Road & Rail — 1.3%
CSX Corp.	3,718,400	100,062,144
Union Pacific Corp.	1,671,100	291,172,464

		391,234,608
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	11,803,200	289,650,528
Software — 1.8%
Microsoft Corp.	14,322,800	542,117,980
Specialty Retail — 2.4%
The Home Depot, Inc.	9,062,400	696,445,440
Textiles, Apparel & Luxury Goods — 1.2%
VF Corp.	6,044,400	353,295,180
Tobacco — 1.4%
Altria Group, Inc.	3,776,300	133,001,286
Philip Morris International, Inc.	3,669,300	286,719,102

		419,720,388
Water Utilities — 0.7%
American Water Works Co., Inc.	4,698,500	200,015,145
Total Long-Term Investments (Cost — $21,477,623,573) — 98.6%		28,931,274,290

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	383,458,914	383,458,914
Total Short-Term Securities (Cost — $383,458,914) — 1.3%		383,458,914
Total Investments (Cost — $21,861,082,487) — 99.9%		29,314,733,204
Other Assets Less Liabilities — 0.1%		42,689,776

Net Assets — 100.0%		$29,357,422,980

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	843,123,062	(459,664,148)	383,458,914	$79,260

(b)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	11

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,160,197,084	—	—	$2,160,197,084
Air Freight & Logistics	327,953,074	—	—	327,953,074
Auto Components	168,125,848	—	—	168,125,848
Beverages	264,966,920	$342,863,883	—	607,830,803
Capital Markets	218,397,608	—	—	218,397,608
Chemicals	984,230,588	—	—	984,230,588
Commercial Banks	2,673,156,943	—	—	2,673,156,943
Communications Equipment	238,369,560	—	—	238,369,560
Consumer Finance	435,710,496	—	—	435,710,496
Containers & Packaging	196,127,018	—	—	196,127,018
Diversified Financial Services	1,561,983,843	—	—	1,561,983,843
Diversified Telecommunication Services	969,319,151	—	—	969,319,151
Electric Utilities	668,814,730	—	—	668,814,730
Electrical Equipment	123,981,264	—	—	123,981,264
Energy Equipment & Services	167,792,877	—	—	167,792,877
Food & Staples Retailing	168,702,120	—	—	168,702,120
Food Products	764,274,770	—	—	764,274,770
Health Care Equipment & Supplies	101,764,494	—	—	101,764,494
Health Care Providers & Services	121,138,500	—	—	121,138,500
Hotels, Restaurants & Leisure	419,527,350	—	—	419,527,350
Household Products	585,641,729	—	—	585,641,729
IT Services	553,301,616	—	—	553,301,616
Industrial Conglomerates	1,192,751,774	—	—	1,192,751,774
Insurance	1,694,321,106	—	—	1,694,321,106
Integrated Oil & Gas	2,265,826,220	—	—	2,265,826,220
Leisure Equipment & Products	160,982,712	—	—	160,982,712
Media	1,010,335,110	—	—	1,010,335,110
Metals & Mining	78,453,122	348,260,539	—	426,713,661
Multi-Utilities	611,339,545	—	—	611,339,545
Oil & Gas Exploration & Production	290,250,765	—	—	290,250,765
Oil, Gas & Consumable Fuels	1,114,207,753	78,144,478	—	1,192,352,231
Paper & Forest Products	229,619,852	—	—	229,619,852

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014 (concluded):

	Level 1	Level 2	Level 3	Total
Long-Term Investments (concluded):
Common Stocks (concluded):
Pharmaceuticals	$2,502,127,086	—	—	$2,502,127,086
Real Estate Investment Trusts (REITs)	245,833,493	—	—	245,833,493
Road & Rail	391,234,608	—	—	391,234,608
Semiconductors & Semiconductor Equipment	289,650,528	—	—	289,650,528
Software	542,117,980	—	—	542,117,980
Specialty Retail	696,445,440	—	—	696,445,440
Textiles, Apparel & Luxury Goods	353,295,180	—	—	353,295,180
Tobacco	419,720,388	—	—	419,720,388
Water Utilities	200,015,145	—	—	200,015,145
Short-Term Securities	383,458,914	—	—	383,458,914

Total	$28,545,464,304	$769,268,900	—	$29,314,733,204

The carrying amount for certain of the Fund’s assets approximates fair value for financial statement purposes. As of January 31, 2014, foreign currency at value of $2,193,772 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	13

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canadian Independents — 3.8%
Canadian Natural Resources Ltd.	236,300	$7,748,306
Crew Energy, Inc. (a)(b)	278,300	1,811,605
Encana Corp.	76,322	1,371,912
Husky Energy, Inc.	79,600	2,364,951
Paramount Resources Ltd., Class A (a)	24,100	906,874
Talisman Energy, Inc.	426,200	4,588,227

		18,791,875
Chemicals — 1.2%
E.I. du Pont de Nemours & Co.	53,800	3,282,338
Praxair, Inc.	21,900	2,731,368

		6,013,706
Energy Equipment & Services — 20.4%
Cameron International Corp. (a)	194,400	11,658,168
Dresser-Rand Group, Inc. (a)	219,200	12,494,400
Dril-Quip, Inc. (a)	89,800	9,030,288
Ensco PLC, Class A	172,081	8,667,720
Forum Energy Technologies, Inc. (a)	38,700	972,144
Frank’s International NV	113,900	2,669,816
Halliburton Co.	215,500	10,561,655
National Oilwell Varco, Inc.	239,701	17,979,972
Noble Corp. PLC	169,500	5,259,585
Rowan Cos. PLC, Class A (a)	60,700	1,904,159
Schlumberger Ltd.	172,915	15,142,167
Seahawk Drilling, Inc.	4,713	6,033
Transocean Ltd.	46,009	1,991,269
Trican Well Service Ltd.	85,000	973,064
Weatherford International Ltd. (a)	90,352	1,223,366

		100,533,806
Gold — 0.7%
Eldorado Gold Corp.	490,900	3,120,603
Integrated Oil & Gas — 15.0%
Chevron Corp.	168,591	18,819,813
ConocoPhillips	68,475	4,447,451
Exxon Mobil Corp.	253,990	23,407,719
Hess Corp.	93,700	7,073,413
Marathon Oil Corp.	177,500	5,820,225
Murphy Oil Corp.	141,800	8,027,298
Total SA — ADR	109,700	6,271,549

		73,867,468
Metals & Mining — 5.3%
BHP Billiton Ltd.	75,900	2,423,887
First Quantum Minerals Ltd.	294,111	5,262,970
Franco-Nevada Corp.	75,000	3,639,731
Goldcorp, Inc.	164,182	4,096,627
HudBay Minerals, Inc.	159,100	1,262,800
Newcrest Mining Ltd.	181,800	1,499,522
Newmont Mining Corp.	35,400	764,640
Southern Copper Corp.	168,554	4,716,141
Vale SA — ADR	174,500	2,373,200

		26,039,518
Oil & Gas Drilling — 2.4%
Helmerich & Payne, Inc.	111,500	$9,816,460
Saipem SpA	91,700	2,147,170

		11,963,630
Oil & Gas Equipment & Services — 5.1%
Baker Hughes, Inc.	123,980	7,022,227
FMC Technologies, Inc. (a)	270,800	13,388,352
Hercules Offshore, Inc. (a)	217	1,081
Technip SA — ADR	225,600	4,823,328

		25,234,988
Oil & Gas Exploration & Production — 25.2%
Anadarko Petroleum Corp.	156,000	12,587,640
Antero Resources Corp. (a)(b)	24,700	1,450,878
Apache Corp.	130,412	10,466,867
Cabot Oil & Gas Corp.	430,400	17,207,392
Carrizo Oil & Gas, Inc. (a)	71,800	2,950,980
Cimarex Energy Co.	53,794	5,270,736
Devon Energy Corp.	221,298	13,105,268
Kosmos Energy Ltd. (a)	198,500	2,052,490
Newfield Exploration Co. (a)	76,000	1,882,520
Noble Energy, Inc.	201,800	12,578,194
Occidental Petroleum Corp.	169,300	14,825,601
Pioneer Natural Resources Co.	67,400	11,412,168
Range Resources Corp.	164,300	14,161,017
Southwestern Energy Co. (a)	92,400	3,759,756

		123,711,507
Oil & Gas Producers — 1.4%
Whiting Petroleum Corp. (a)	120,200	7,017,276
Oil, Gas & Consumable Fuels — 17.2%
Cenovus Energy, Inc.	150,022	3,925,155
CNOOC Ltd. — ADR	14,600	2,248,838
CONSOL Energy, Inc.	71,700	2,677,995
EOG Resources, Inc.	189,190	31,261,756
EQT Corp.	111,700	10,366,877
Legacy Oil + Gas, Inc. (a)	105,353	532,559
LinnCo LLC	74,760	2,406,524
Marathon Petroleum Corp.	86,500	7,529,825
MEG Energy Corp.	49,400	1,369,228
Murphy USA, Inc. (a)	41,175	1,595,119
Peabody Energy Corp.	151,100	2,576,255
Phillips 66	55,437	4,051,890
Suncor Energy, Inc.	404,104	13,276,018
Uranium Energy Corp. (acquired 10/21/10, cost $1,679,682) (a)(c)	494,024	854,662

		84,672,701
Refining, Marketing & Transport — 1.0%
Valero Energy Corp.	93,300	4,767,630
Utility — 0.4%
The Williams Cos., Inc.	46,700	1,890,883
Total Common Stocks — 99.1%		487,625,591

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Investment Companies — 0.3%	Shares	Value
Sprott Physical Silver Trust (a)	187,400	$1,435,484
Total Long-Term Investments (Cost — $209,368,122) — 99.4%		489,061,075

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	4,366,724	4,366,724
Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.14% (d)(e)(f)	$3,485	$3,485,000
Total Short-Term Securities (Cost — $7,851,724) — 1.6%		7,851,724
Total Investments (Cost — $217,219,846) — 101.0%		496,912,799
Liabilities in Excess of Other Assets — (1.0)%		(4,743,182)

Net Assets — 100.0%		$492,169,617

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date, the Fund held 0.2% of its net assets, with a current value of $854,662 and an original cost of $1,679,682 in this security.

(d)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at July 31, 2013	Net Activity	Shares/Beneficial Interest Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,148,711	(781,987)	4,366,724	$970
BlackRock Liquidity Series, LLC, Money Market Series	—	$3,485,000	$3,485,000	$8,440

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	2,675	CAD	3,000	BNP Paribas SA	2/04/14	$(19)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	15

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Canadian Independents	$18,791,875	—	—	$18,791,875
Chemicals	6,013,706	—	—	6,013,706
Energy Equipment & Services	100,527,773	$6,033	—	100,533,806
Gold	3,120,603	—	—	3,120,603
Integrated Oil & Gas	73,867,468	—	—	73,867,468
Metals & Mining	22,116,109	3,923,409	—	26,039,518
Oil & Gas Drilling	9,816,460	2,147,170	—	11,963,630
Oil & Gas Equipment & Services	25,234,988	—	—	25,234,988
Oil & Gas Exploration & Production	123,711,507	—	—	123,711,507
Oil & Gas Producers	7,017,276	—	—	7,017,276
Oil, Gas & Consumable Fuels	82,448,811	2,223,890	—	84,672,701
Refining, Marketing & Transportation	4,767,630	—	—	4,767,630
Utilities	1,890,883	—	—	1,890,883
Investment Companies	1,435,484	—	—	1,435,484
Short-Term Securities	4,366,724	3,485,000	—	7,851,724

Total	$485,127,297	$11,785,502	—	$496,912,799

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	$(19)	—	—	$(19)
[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$3,784	—	—	$3,784
Liabilities:
Bank overdraft	—	$(3,664)	—	(3,664)
Collateral on securities loaned at value	—	(3,485,000)	—	(3,485,000)

Total	$3,784	$(3,488,664)	—	$(3,484,880)

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Statements of Assets and Liabilities

January 31, 2014 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

Assets
Investments at value — unaffiliated[1,2]	$28,931,274,290	$489,061,075
Investments at value — affiliated[3]	383,458,914	7,851,724
Capital shares sold receivable	65,312,093	870,684
Investments sold receivable	39,214,674	—
Dividends receivable	32,504,239	60,594
Foreign currency at value[4]	2,193,772	3,784
Securities lending income receivable — affiliated	—	1,305
Prepaid expenses	460,378	50,855

Total assets	29,454,418,360	497,900,021

Liabilities
Bank overdraft	—	3,664
Collateral on securities loaned at value	—	3,485,000
Capital shares redeemed payable	67,041,212	1,550,727
Investment advisory fees payable	13,864,621	257,986
Service and distribution fees payable	5,798,683	139,737
Officer’s and Trustees’ fees payable	56,582	7,814
Other affiliates payable	60,009	1,603
Unrealized depreciation on foreign currency exchange contracts	—	19
Other accrued expenses payable	10,174,273	283,854

Total liabilities	96,995,380	5,730,404

Net Assets	$29,357,422,980	$492,169,617

Net Assets Consist of
Paid-in capital	$21,701,066,251	$205,307,918
Undistributed (distributions in excess of) net investment income	15,486,467	(3,645,601)
Undistributed net realized gain	187,213,877	10,814,603
Net unrealized appreciation/depreciation	7,453,656,385	279,692,697

Net Assets	$29,357,422,980	$492,169,617

[1] Investments at cost — unaffiliated	$21,477,623,573	$209,368,122
[2] Securities loaned at value	—	$3,143,963
[3] Investments at cost — affiliated	$383,458,914	$7,851,724
[4] Foreign currency at cost	$2,188,104	$3,799

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	17

Statements of Assets and Liabilities (concluded)

January 31, 2014 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

Net Asset Value
Institutional:
Net assets	$14,137,055,057	$124,057,912

Shares outstanding	606,174,995	1,873,083

Net asset value	$23.32	$66.23

Par value	$0.10	$0.10

Shares authorized	Unlimited	Unlimited

Service:
Net assets	$317,857,575	—

Shares outstanding	13,673,749	—

Net asset value	$23.25	—

Par value per share	$0.100	—

Shares authorized	Unlimited	—

Investor A:
Net assets	$10,334,335,729	$278,717,618

Shares outstanding	444,143,261	4,317,676

Net asset value	$23.27	$64.55

Par value	$0.10	$0.10

Shares authorized	Unlimited	Unlimited

Investor B:
Net assets	$39,923,555	$4,280,328

Shares outstanding	1,702,597	73,715

Net asset value	$23.45	$58.07

Par value	$0.10	$0.10

Shares authorized	Unlimited	Unlimited

Investor C:
Net assets	$3,325,194,819	$85,113,759

Shares outstanding	146,231,690	1,489,567

Net asset value	$22.74	$57.14

Par value	$0.10	$0.10

Shares authorized	Unlimited	Unlimited

Investor C1:
Net assets	$7,441,142	—

Shares outstanding	327,566	—

Net asset value	$22.72	—

Par value per share	$0.10	—

Shares authorized	Unlimited	—

Class R:
Net assets	$1,195,615,103	—

Shares outstanding	51,154,063	—

Net asset value	$23.37	—

Par value per share	$0.10	—

Shares authorized	Unlimited	—

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Statements of Operations

Six Months Ended January 31, 2014 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust

Investment Income
Dividends — unaffiliated	$412,383,154	$3,668,573
Foreign taxes withheld	(5,061,955)	(134,381)
Dividends — affiliated	79,260	970
Securities lending — affiliated — net	—	8,440
Other income — affiliated	198,380	73,484

Total income	407,598,839	3,617,086

Expenses
Investment advisory	81,087,714	1,560,853
Service — Service	407,315	—
Service — Investor A	13,295,845	376,854
Service and distribution — Investor B	215,040	26,326
Service and distribution — Investor C	16,434,607	461,404
Service and distribution — Investor C1	30,730	—
Service and distribution — Class R	3,066,963	—
Transfer agent — Institutional	9,948,966	71,354
Transfer agent — Service	298,697	—
Transfer agent — Investor A	7,409,525	225,908
Transfer agent — Investor B	34,438	6,565
Transfer agent — Investor C	1,671,356	83,257
Transfer agent — Investor C1	5,330	—
Transfer agent — Class R	1,250,631	—
Accounting services	1,516,200	57,268
Custodian	528,024	20,936
Registration	302,287	38,899
Officer and Trustees	212,672	12,256
Printing	209,260	13,292
Professional	185,156	35,132
Miscellaneous	156,299	13,927

Total expenses	138,267,055	3,004,231
Less fees waived by Manager	(132,540)	(1,528)

Total expenses after fees waived	138,134,515	3,002,703

Net investment income	269,464,324	614,383

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments	194,637,474	14,332,648
Foreign currency transactions	366,296	6,725

	195,003,770	14,339,373

Net change in unrealized appreciation/depreciation on:
Investments	725,594,432	694,065
Foreign currency translations	(1,591)	(471)

	725,592,841	693,594

Total realized and unrealized gain	920,596,611	15,032,967

Net Increase in Net Assets Resulting from Operations	$1,190,060,935	$15,647,350

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	19

Statements of Changes in Net Assets

	BlackRock Equity Dividend Fund		BlackRock Natural Resources Trust
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income	$269,464,324	$547,830,607	$614,383	$2,055,156
Net realized gain	195,003,770	320,566,201	14,339,373	604,994
Net change in unrealized appreciation/depreciation	725,592,841	3,651,566,135	693,594	59,214,843

Net increase in net assets resulting from operations	1,190,060,935	4,519,962,943	15,647,350	61,874,993

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(149,689,035)	(288,237,773)[1]	(607,459)	(722,547)[1]
Service	(2,857,011)	(5,224,144)[1]	—	—
Investor A	(96,242,767)	(189,594,981)[1]	(1,130,822)	(1,027,459)[1]
Investor B	(220,011)	(543,355)[1]	(2,149)	—
Investor C	(19,697,363)	(36,004,083)[1]	(109,172)	—
Investor C1	(52,372)	(112,732)[1]	—	—
Class R	(9,241,750)	(17,846,003)[1]	—	—
Net realized gain:
Institutional	(13,391,696)	(3,258,174)[1]	(788,301)	—
Service	(301,877)	(67,570)[1]	—	—
Investor A	(9,793,847)	(2,456,884)[1]	(1,936,403)	—
Investor B	(38,713)	(12,350)[1]	(35,884)	—
Investor C	(3,156,741)	(669,634)[1]	(670,277)	—
Investor C1	(7,242)	(1,994)[1]	—	—
Class R	(1,135,064)	(266,878)[1]	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(305,825,489)	(544,296,555)	(5,280,467)	(1,750,006)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,412,884,192)	2,847,504,543	(16,066,821)	(68,606,982)

Net Assets
Total increase (decrease) in net assets	(528,648,746)	6,823,170,931	(5,699,938)	(8,481,995)
Beginning of period	29,886,071,726	23,062,900,795	497,869,555	506,351,550

End of period	$29,357,422,980	$29,886,071,726	$492,169,617	$497,869,555

Undistributed (distributions in excess of) net investment income, end of period	$15,486,467	$24,022,452	$(3,645,601)	$(2,410,382)

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Financial Highlights	BlackRock Equity Dividend Fund

	Institutional
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$22.64		$19.52	$18.17	$15.66	$14.22	$18.23

Net investment income[1]	0.24		0.48	0.43	0.37	0.37	0.37
Net realized and unrealized gain (loss)	0.70		3.12	1.34	2.53	1.38	(4.02)

Net increase (decrease) from investment operations	0.94		3.60	1.77	2.90	1.75	(3.65)

Dividends and distributions from:
Net investment income	(0.24)		(0.47)[2]	(0.41)[2]	(0.39)[2]	(0.31)[2]	(0.36)[2]
Net realized gain	(0.02)		(0.01)[2]	(0.01)[2]	—	—	—

Total dividends and distributions	(0.26)		(0.48)	(0.42)	(0.39)	(0.31)	(0.36)

Net asset value, end of period	$23.32		$22.64	$19.52	$18.17	$15.66	$14.22

Total Investment Return[3]
Based on net asset value	4.18%	[4]	18.63%	9.90%	18.62%	12.31%	(19.80)%

Ratios to Average Net Assets
Total expenses	0.70%	[5]	0.73%	0.71%	0.75%	0.78%	0.77%

Total expenses after fees waived and/or reimbursed	0.70%	[5]	0.72%	0.70%	0.75%	0.77%	0.76%

Net investment income	2.02%	[5]	2.28%	2.34%	2.10%	2.37%	2.78%

Supplemental Data
Net assets, end of period (000)	$14,137,055		$14,610,283	$11,068,796	$6,122,019	$3,058,137	$1,651,607

Portfolio turnover	4%		15%	3%	5%	4%	7%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	21

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Service
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$22.56		$19.46	$18.12	$15.63	$14.19	$18.19

Net investment income[1]	0.20		0.42	0.37	0.33	0.32	0.32
Net realized and unrealized gain (loss)	0.72		3.10	1.36	2.51	1.39	(3.98)

Net increase (decrease) from investment operations	0.92		3.52	1.73	2.84	1.71	(3.66)

Dividends and distributions from:
Net investment income	(0.21)		(0.41)[2]	(0.38)[2]	(0.35)[2]	(0.27)[2]	(0.34)[2]
Net realized gain	(0.02)		(0.01)[2]	(0.01)[2]	—	—	—

Total dividends and distributions	(0.23)		(0.42)	(0.39)	(0.35)	(0.27)	(0.34)

Net asset value, end of period	$23.25		$22.56	$19.46	$18.12	$15.63	$14.19

Total Investment Return[3]
Based on net asset value	4.08%	[4]	18.23%	9.68%	18.24%	12.07%	(19.95)%

Ratios to Average Net Assets
Total expenses	0.99%	[5]	1.01%	1.02%	1.01%	1.01%	1.01%

Total expenses after fees waived and/or reimbursed	0.99%	[5]	1.01%	1.01%	1.01%	1.00%	1.01%

Net investment income	1.72%	[5]	1.99%	2.00%	1.85%	2.10%	2.47%

Supplemental Data
Net assets, end of period (000)	$317,858		$323,071	$207,027	$67,367	$37,479	$31,356

Portfolio turnover	4%		15%	3%	5%	4%	7%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor A
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$22.59		$19.48	$18.13	$15.63	$14.20	$18.20

Net investment income[1]	0.21		0.42	0.38	0.33	0.32	0.33
Net realized and unrealized gain (loss)	0.70		3.11	1.34	2.53	1.38	(4.01)

Net increase (decrease) from investment operations	0.91		3.53	1.72	2.86	1.70	(3.68)

Dividends and distributions from:
Net investment income	(0.21)		(0.41)[2]	(0.36)[2]	(0.36)[2]	(0.27)[2]	(0.32)[2]
Net realized gain	(0.02)		(0.01)[2]	(0.01)[2]	—	—	—

Total dividends and distributions	(0.23)		(0.42)	(0.37)	(0.36)	(0.27)	(0.32)

Net asset value, end of period	$23.27		$22.59	$19.48	$18.13	$15.63	$14.20

Total Investment Return[3]
Based on net asset value	4.06%	[4]	18.31%	9.63%	18.28%	11.96%	(20.03)%

Ratios to Average Net Assets
Total expenses	0.95%	[5]	0.99%	0.98%	1.03%	1.05%	1.09%

Total expenses after fees waived and/or reimbursed	0.95%	[5]	0.99%	0.98%	1.02%	1.04%	1.08%

Net investment income	1.77%	[5]	2.03%	2.09%	1.85%	2.09%	2.46%

Supplemental Data
Net assets, end of period (000)	$10,334,336		$10,573,927	$8,582,557	$5,852,184	$4,055,036	$2,435,103

Portfolio turnover	4%		15%	3%	5%	4%	7%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	23

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor B
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$22.76		$19.62	$18.25	$15.73	$14.28	$18.27

Net investment income[1]	0.12		0.28	0.24	0.19	0.19	0.24
Net realized and unrealized gain (loss)	0.71		3.12	1.34	2.53	1.40	(4.03)

Net increase (decrease) from investment operations	0.83		3.40	1.58	2.72	1.59	(3.79)

Dividends and distributions from:
Net investment income	(0.12)		(0.25)[2]	(0.20)[2]	(0.20)[2]	(0.14)[2]	(0.20)[2]
Net realized gain	(0.02)		(0.01)[2]	(0.01)[2]	—	—	—

Total dividends and distributions	(0.14)		(0.26)	(0.21)	(0.20)	(0.14)	(0.20)

Net asset value, end of period	$23.45		$22.76	$19.62	$18.25	$15.73	$14.28

Total Investment Return[3]
Based on net asset value	3.67%	[4]	17.41%	8.74%	17.35%	11.10%	(20.62)%

Ratios to Average Net Assets
Total expenses	1.72%	[5]	1.73%	1.79%	1.81%	1.84%	1.87%

Total expenses after fees waived and/or reimbursed	1.72%	[5]	1.73%	1.79%	1.81%	1.83%	1.86%

Net investment income	1.01%	[5]	1.33%	1.33%	1.10%	1.26%	1.73%

Supplemental Data
Net assets, end of period (000)	$39,924		$44,315	$48,906	$55,195	$57,788	$69,474

Portfolio turnover	4%		15%	3%	5%	4%	7%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor C
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$22.08		$19.06	$17.76	$15.33	$13.94	$17.87

Net investment income[1]	0.12		0.27	0.24	0.19	0.20	0.23
Net realized and unrealized gain (loss)	0.70		3.04	1.31	2.47	1.36	(3.94)

Net increase (decrease) from investment operations	0.82		3.31	1.55	2.66	1.56	(3.71)

Dividends and distributions from:
Net investment income	(0.14)		(0.28)[2]	(0.24)[2]	(0.23)[2]	(0.17)[2]	(0.22)[2]
Net realized gain	(0.02)		(0.01)[2]	(0.01)[2]	—	—	—

Total dividends and distributions	(0.16)		(0.29)	(0.25)	(0.23)	(0.17)	(0.22)

Net asset value, end of period	$22.74		$22.08	$19.06	$17.76	$15.33	$13.94

Total Investment Return[3]
Based on net asset value	3.71%	[4]	17.47%	8.80%	17.40%	11.15%	(20.62)%

Ratios to Average Net Assets
Total expenses	1.66%	[5]	1.69%	1.73%	1.76%	1.79%	1.83%

Total expenses after fees waived and/or reimbursed	1.66%	[5]	1.68%	1.73%	1.75%	1.78%	1.83%

Net investment income	1.04%	[5]	1.32%	1.33%	1.11%	1.35%	1.73%

Supplemental Data
Net assets, end of period (000)	$3,325,195		$3,124,236	$2,245,569	$1,495,227	$942,989	$615,159

Portfolio turnover	4%		15%	3%	5%	4%	7%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	25

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor C1
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31, 2013	Period September 12, 2011[1] to July 31, 2012

Per Share Operating Performance
Net asset value, beginning of period	$22.06		$19.03	$16.32

Net investment income[2]	0.14		0.32	0.22
Net realized and unrealized gain	0.69		3.03	2.78

Net increase from investment operations	0.83		3.35	3.00

Dividends and distributions from:
Net investment income	(0.15)		(0.31)[3]	(0.28)[3]
Net realized gain	(0.02)		(0.01)[3]	(0.01)[3]

Total dividends and distributions	(0.17)		(0.32)	(0.29)

Net asset value, end of period	$22.72		$22.06	$19.03

Total Investment Return[4]
Based on net asset value	3.80%	[5]	17.74%	18.51%	[5]

Ratios to Average Net Assets
Total expenses	1.50%	[6]	1.46%	1.63%	[6]

Total expenses after fees waived and/or reimbursed	1.50%	[6]	1.45%	1.63%	[6]

Net investment income	1.21%	[6]	1.59%	1.37%	[6]

Supplemental Data
Net assets, end of period (000)	$7,441		$7,670	$7,255

Portfolio turnover	4%		15%	3%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Financial Highlights (concluded)	BlackRock Equity Dividend Fund

	Class R
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$22.69		$19.57	$18.21	$15.71	$14.27	$18.29

Net investment income[1]	0.17		0.36	0.32	0.27	0.30	0.29
Net realized and unrealized gain (loss)	0.71		3.12	1.36	2.52	1.37	(4.02)

Net increase (decrease) from investment operations	0.88		3.48	1.68	2.79	1.67	(3.73)

Dividends and distributions from:
Net investment income	(0.18)		(0.35)[2]	(0.31)[2]	(0.29)[2]	(0.23)[2]	(0.29)[2]
Net realized gain	(0.02)		(0.01)[2]	(0.01)[2]	—	—	—

Total dividends and distributions	(0.20)		(0.36)	(0.32)	(0.29)	(0.23)	(0.29)

Net asset value, end of period	$23.37		$22.69	$19.57	$18.21	$15.71	$14.27

Total Investment Return[3]
Based on net asset value	3.88%	[4]	17.93%	9.33%	17.85%	11.67%	(20.25)%

Ratios to Average Net Assets
Total expenses	1.26%	[5]	1.28%	1.31%	1.36%	1.39%	1.46%

Total expenses after fees waived and/or reimbursed	1.26%	[5]	1.28%	1.30%	1.34%	1.36%	1.38%

Net investment income	1.45%	[5]	1.72%	1.76%	1.53%	1.79%	2.14%

Supplemental Data
Net assets, end of period (000)	$1,195,615		$1,202,571	$902,790	$625,000	$412,493	$217,370

Portfolio turnover	4%		15%	3%	5%	4%	7%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	27

Financial Highlights	BlackRock Natural Resources Trust

	Institutional
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$64.89		$57.65	$69.76	$52.59	$47.18	$71.61

Net investment income[1]	0.20		0.48	0.33	0.16	0.18	0.24
Net realized and unrealized gain (loss)	1.92		7.21	(12.09)	17.01	5.23	(23.88)

Net increase (decrease) from investment operations	2.12		7.69	(11.76)	17.17	5.41	(23.64)

Dividends and distributions from:
Net investment income	(0.34)		(0.45)[2]	(0.35)[2]	—	—	—
Net realized gain	(0.44)		—	—	—	—	(0.79)[2]

Total dividends and distributions	(0.78)		(0.45)	(0.35)	—	—	(0.79)

Net asset value, end of period	$66.23		$64.89	$57.65	$69.76	$52.59	$47.18

Total Investment Return[3]
Based on net asset value	3.25%	[4]	13.41%	(16.88)%	32.65%	11.47%	(32.68)%

Ratios to Average Net Assets
Total expenses	0.79%	[5]	0.80%	0.85%	0.80%	0.83%	0.92%

Total expenses after fees waived	0.79%	[5]	0.80%	0.85%	0.79%	0.82%	0.91%

Net investment income	0.58%	[5]	0.76%	0.56%	0.25%	0.33%	0.54%

Supplemental Data
Net assets, end of period (000)	$124,058		$109,009	$102,940	$117,786	$65,221	$49,900

Portfolio turnover	1%		1%	3%	2%	3%	3%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor A
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$63.28		$56.14	$67.92	$51.34	$46.18	$70.34

Net investment income (loss)[1]	0.11		0.31	0.17	(0.01)	0.03	0.10
Net realized and unrealized gain (loss)	1.86		7.04	(11.78)	16.59	5.13	(23.47)

Net increase (decrease) from investment operations	1.97		7.35	(11.61)	16.58	5.16	(23.37)

Dividends and distributions from:
Net investment income	(0.26)		(0.21)[2]	(0.17)[2]	—	—	—
Net realized gain	(0.44)		—	—	—	—	(0.79)[2]

Total dividends and distributions	(0.70)		(0.21)	(0.17)	—	—	(0.79)

Net asset value, end of period	$64.55		$63.28	$56.14	$67.92	$51.34	$46.18

Total Investment Return[3]
Based on net asset value	3.10%	[4]	13.11%	(17.11)%	32.29%	11.17%	(32.89)%

Ratios to Average Net Assets
Total expenses	1.07%	[5]	1.07%	1.12%	1.07%	1.09%	1.23%

Total expenses after fees waived	1.07%	[5]	1.07%	1.12%	1.06%	1.08%	1.22%

Net investment income (loss)	0.32%	[5]	0.51%	0.30%	(0.01)%	0.06%	0.24%

Supplemental Data
Net assets, end of period (000)	$278,718		$293,272	$295,462	$406,230	$301,813	$229,126

Portfolio turnover	1%		1%	3%	2%	3%	3%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	29

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor B
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$57.01		$50.82	$61.77	$47.05	$42.66	$65.57

Net investment loss[1]	(0.14)		(0.14)	(0.24)	(0.44)	(0.34)	(0.20)
Net realized and unrealized gain (loss)	1.67		6.33	(10.71)	15.16	4.73	(21.92)

Net increase (decrease) from investment operations	1.53		6.19	(10.95)	14.72	4.39	(22.10)

Dividends and distributions from:
Net investment income	(0.03)		—	—	—	—	—
Net realized gain	(0.44)		—	—	—	—	(0.79)[2]

Total dividends and distributions	(0.47)		—	—	—	—	(0.79)

Net asset value, end of period	$58.07		$57.01	$50.82	$61.77	$47.05	$42.66

Total Investment Return[3]
Based on net asset value	2.67%	[4]	12.18%	(17.73)%	31.29%	10.29%	(33.39)%

Ratios to Average Net Assets
Total expenses	1.92%	[5]	1.88%	1.89%	1.84%	1.88%	1.96%

Total expenses after fees waived	1.92%	[5]	1.88%	1.89%	1.83%	1.87%	1.96%

Net investment loss	(0.48)%	[5]	(0.26)%	(0.46)%	(0.78)%	(0.71)%	(0.50)%

Supplemental Data
Net assets, end of period (000)	$4,280		$5,970	$9,365	$18,036	$18,065	$21,719

Portfolio turnover	1%		1%	3%	2%	3%	3%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Financial Highlights (concluded)	BlackRock Natural Resources Trust

	Investor C
	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$56.13		$50.02	$60.81	$46.33	$42.01	$64.63

Net investment loss[1]	(0.14)		(0.15)	(0.24)	(0.45)	(0.35)	(0.22)
Net realized and unrealized gain (loss)	1.66		6.26	(10.55)	14.93	4.67	(21.61)

Net increase (decrease) from investment operations	1.52		6.11	(10.79)	14.48	4.32	(21.83)

Dividends and distributions from:
Net investment income	(0.07)		—	—	—	—	—
Net realized gain	(0.44)		—	—	—	—	(0.79)[2]

Total dividends and distributions	(0.51)		—	—	—	—	(0.79)

Net asset value, end of period	$57.14		$56.13	$50.02	$60.81	$46.33	$42.01

Total Investment Return[3]
Based on net asset value	2.70%	[4]	12.22%	(17.74)%	31.25%	10.28%	(33.43)%

Ratios to Average Net Assets
Total expenses	1.85%	[5]	1.86%	1.89%	1.85%	1.91%	2.01%

Total expenses after fees waived	1.85%	[5]	1.86%	1.89%	1.84%	1.90%	2.01%

Net investment loss	(0.46)%	[5]	(0.27)%	(0.47)%	(0.80)%	(0.75)%	(0.55)%

Supplemental Data
Net assets, end of period (000)	$85,114		$89,618	$98,585	$143,712	$105,251	$83,174

Portfolio turnover	1%		1%	3%	2%	3%	3%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	31

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Equity Dividend Fund (“Equity Dividend”) and BlackRock Natural Resources Trust (“Natural Resources”) (collectively referred to as the “Funds” or individually as a “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Equity Dividend is registered as a diversified, open-end management investment company. Natural Resources is registered as a non-diversified, open-end management investment company. Each fund is organized as a Massachusetts business trusts. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor B, Investor C and Investor C1 Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Service, Investor A, Investor B, Investor C, Investor C1 and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C, Investor C1 and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B and Investor C1 Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of each Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Funds value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Notes to Financial Statements (continued)

The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Funds enter into certain investments (e.g., foreign currency exchange contracts), that would be “senior securities” for 1940 Act purposes, the Funds may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Funds’ future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	33

Notes to Financial Statements (continued)

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended July 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Preferred Stock: The Funds may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Funds may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Funds should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Funds earn dividend or interest income on the securities loaned but do not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of Natural Resources’ securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2014:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Merrill Lynch, Pierce, Fenner & Smith Inc.	$1,710,707	$(1,710,707)	—
Morgan Stanley	1,433,256	(1,433,256)	—

Total	$3,143,963	$(3,143,963)	—

[1]

Collateral with a value of $3,485,000 has been received in connection with securities lending agreements. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Notes to Financial Statements (continued)

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities lent. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended January 31, 2014, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies, in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2014
	Derivative Liabilities
	Statement of Assets and Liabilities Location	Natural Resources
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$19

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended January 31, 2014
	Net Realized Gain From
	Equity Dividend	Natural Resources
Foreign currency exchange contracts:
Foreign currency transactions	$451,411	$37,731

	Net Change in Unrealized Appreciation/Depreciation on
	Equity Dividend	Natural Resources
Foreign currency exchange contracts:
Foreign currency translations	$(518)	$(19)

For the six months ended January 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Equity Dividend	Natural Resources
Foreign currency exchange contracts:
Average number of contracts – US dollars purchased	7	1
Average number of contracts – US dollars sold	1	1
Average US dollar amounts purchased	$63,116,175	$1,337
Average US dollar amounts sold	$432,043	$1,263

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the

SEMI-ANNUAL REPORT	JANUARY 31, 2014	35

Notes to Financial Statements (continued)

right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Funds and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to each Fund from its counterparties are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

At January 31, 2014, Natural Resources’ derivative liabilities (by type) are as follows:

Liabilities
Derivative Financial Instruments:
Foreign currency exchange contracts	$19

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—

Total liabilities subject to an MNA	$19

The following table presents Natural Resources’ derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by Natural Resources as of January 31, 2014:

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[1]
BNP Paribas SA	$19	—	—	—	$19

[1]	Net amount represents the net amount payable due to the countyparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Equity Dividend
Average Daily Net Assets	Investment Advisory Fee
First $8 Billion	0.60%
$8 Billion — $10 Billion	0.56%
$10 Billion — $12 Billion	0.54%
$12 Billion — $17 Billion	0.52%
$17 Billion — $25 Billion	0.51%
$25 Billion — $35 Billion	0.50%
$35 Billion — $50 Billion	0.49%
Greater than $50 Billion	0.48%

Natural Resources
Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.60%
$1 Billion — $3 Billion	0.56%
$3 Billion — $5 Billion	0.54%
$5 Billion — $10 Billion	0.52%
Greater than $10 Billion	0.51%

36	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Notes to Financial Statements (continued)

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as in fees waived by Manager in the Statements of Operations.

With respect to each Fund, the Manager entered into a sub-advisory agreement with BIM, an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended January 31, 2014, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Equity Dividend.	$159,032
Natural Resources	$2,760

The Funds entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fees
	Equity Dividend	Natural Resources
Service	0.25%	—
Investor A	0.25%	0.25%
Investor B	0.25%	0.25%
Investor C	0.25%	0.25%
Investor C1	0.25%	—
Class R	0.25%	—

	Distribution Fees
	Equity Dividend	Natural Resources
Investor B	0.75%	0.75%
Investor C	0.75%	0.75%
Investor C1	0.55%	—
Class R	0.25%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B, Investor C, Investor C1 and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2014, the Funds paid the following to affiliates in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Equity Dividend	Natural Resources
Institutional	$595,080	$54
Investor A	$9,599	—
Investor C	$453	—

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2014, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Equity Dividend	Natural Resources
Institutional	$18,943	$807
Service	$2,137	—
Investor A	$50,247	$6,381
Investor B	$914	$178
Investor C	$15,625	$1,828
Class R	$15,073	—

For the six months ended January 31, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
Equity Dividend	$448,435
Natural Resources	$6,276

For the six months ended January 31, 2014, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C	Investor C1
Equity Dividend	$47,773	$10,927	$206,063	$21
Natural Resources	—	$2,783	$1,993	—

The Funds received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM, on

SEMI-ANNUAL REPORT	JANUARY 31, 2014	37

Notes to Financial Statements (continued)

behalf of the Funds, may invest cash collateral received by the Funds for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedules of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Funds retain 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Funds is shown as securities lending — affiliated – net in the Statements of Operations. For the six month ended January 31, 2014, BIM received $4,511 in securities lending agent fees related to securities lending activities for Natural Resources.

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2014, the purchase transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act for Equity Dividend were $71,021,676.

The Funds recorded a payment from an affiliate to compensate for foregone securities lending revenue, which is shown as Other income — affiliated in the Statements of Operations.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2014 were as follows:

	Purchases	Sales
Equity Dividend	$1,292,001,398	$2,308,702,168
Natural Resources	$6,779,525	$26,491,186

7. Income Tax Information:

As of July 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	Equity Dividend[1]	Natural Resources
2016	$2,236,734	—
2018	1,491,156	$1,033,380
No expiration date[2]	—	696,918

Total	$3,727,890	$1,730,298

[1]	Subject to annual limitations.
[2]	Must be utilized prior to losses subject to expiration.

As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Equity Dividend	Natural Resources
Tax cost	$21,865,143,831	$217,636,941

Gross unrealized appreciation	$7,526,181,656	$285,665,150
Gross unrealized depreciation	(76,592,283)	(6,389,292)

Net unrealized appreciation	$7,449,589,373	$279,275,858

8. Bank Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $800 million credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended January 31, 2014.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manages

38	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Notes to Financial Statements (continued)

counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

As of January 31, 2014, Equity Dividend invested a significant portion of its assets in securities in the financials sector. Natural Resources invested a significant portion of its assets in securities in the energy sector. Changes in economic conditions affecting the financials and energy sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2014		Year Ended July 31, 2013
Equity Dividend	Shares	Amount	Shares	Amount
Institutional
Shares sold	70,819,275	$1,635,537,390	223,594,721	$4,656,027,925
Shares issued to shareholders in reinvestment of dividends	6,470,549	149,506,508	12,409,943	260,022,573
Shares redeemed	(116,493,366)	(2,687,453,606)	(157,580,189)	(3,310,206,268)

Net increase (decrease)	(39,203,542)	$(902,409,708)	78,424,475	$1,605,844,230

Service
Shares sold	1,329,414	$30,423,093	5,932,969	$122,503,752
Shares issued to shareholders in reinvestment of dividends	136,487	3,144,426	251,146	5,253,309
Shares redeemed	(2,110,407)	(48,509,280)	(2,506,761)	(52,528,478)

Net increase (decrease)	(644,506)	$(14,941,761)	3,677,354	$75,228,583

Investor A
Shares sold and automatic conversion of shares	48,741,997	$1,121,683,389	160,671,783	$3,341,555,644
Shares issued to shareholders in reinvestment of dividends	4,504,853	103,861,358	9,022,539	188,269,594
Shares redeemed	(77,256,921)	(1,777,123,587)	(142,097,438)	(2,977,167,099)

Net increase (decrease)	(24,010,071)	$(551,578,840)	27,596,884	$552,658,139

Investor B
Shares sold	45,783	$1,058,662	217,836	$4,581,521
Shares issued to shareholders in reinvestment of dividends	10,052	233,706	23,823	497,037
Shares redeemed	(300,271)	(6,994,054)	(787,263)	(16,505,547)

Net decrease	(244,436)	$(5,701,686)	(545,604)	$(11,426,989)

Investor C
Shares sold	16,027,400	$360,325,574	43,686,954	$893,248,988
Shares issued to shareholders in reinvestment of dividends	943,492	21,277,405	1,668,206	34,025,740
Shares redeemed	(12,213,613)	(275,564,305)	(21,675,476)	(441,997,688)

Net increase	4,757,279	$106,038,674	23,679,684	$485,277,040

Investor C1
Shares sold	11,919	$261,226	30,699	$631,400
Shares issued to shareholders in reinvestment of dividends	2,191	49,347	4,624	94,150
Shares redeemed	(34,207)	(770,590)	(68,852)	(1,400,537)

Net decrease	(20,097)	$(460,017)	(33,529)	$(674,987)

SEMI-ANNUAL REPORT	JANUARY 31, 2014	39

Notes to Financial Statements (continued)

	Six Months Ended January 31, 2014		Year Ended July 31, 2013
Equity Dividend (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	4,782,860	$110,865,254	18,406,416	$383,497,663
Shares issued to shareholders in reinvestment of dividends	447,855	10,375,137	863,620	18,108,369
Shares redeemed	(7,081,048)	(165,071,245)	(12,405,901)	(261,007,505)

Net increase (decrease)	(1,850,333)	$(43,830,854)	6,864,135	$140,598,527

Total Net Increase (Decrease)	(61,215,706)	$(1,412,884,192)	139,663,399	$2,847,504,543

Natural Resources
Institutional
Shares sold	490,344	$33,627,247	901,798	$56,496,644
Shares issued to shareholders in reinvestment of dividends	18,943	1,262,925	10,985	661,290
Shares redeemed	(316,018)	(21,691,194)	(1,018,429)	(63,165,154)

Net increase (decrease)	193,269	$13,198,978	(105,646)	$(6,007,220)

Investor A
Shares sold and automatic conversion of shares	344,722	$22,898,639	1,118,237	$67,915,940
Shares issued to shareholders in reinvestment of dividends	42,825	2,783,600	15,911	935,741
Shares redeemed	(704,510)	(46,794,721)	(1,762,209)	(106,970,032)

Net decrease	(316,963)	$(21,112,482)	(628,061)	$(38,118,351)

Investor B
Shares sold	838	$50,118	5,038	$273,437
Shares issued to shareholders in reinvestment of dividends	562	32,872	—	—
Shares redeemed and automatic conversion of shares	(32,411)	(1,935,312)	(84,605)	(4,629,286)

Net decrease	(31,011)	$(1,852,322)	(79,567)	$(4,355,849)

Investor C
Shares sold	88,776	$5,243,464	193,480	$10,432,662
Shares issued to shareholders in reinvestment of dividends	12,305	708,772	—	—
Shares redeemed	(208,087)	(12,253,231)	(567,761)	(30,558,224)

Net decrease	(107,006)	$(6,300,995)	(374,281)	$(20,125,562)

Total Net Decrease	(264,711)	$(16,066,821)	(1,187,555)	$(68,606,982)

40	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Notes to Financial Statements (concluded)

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	41

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, President1 and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President2 and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

[1]	For Equity Dividend.

[2]	For Natural Resources.

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Custodians

State Street Bank and Trust Company1

Boston, MA 02110

The Bank of New York Mellon2

New York, NY 10286

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

42	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	43

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2014	45

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015	2021
2017	2023
2019

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund
	LifePath Portfolios
BlackRock Prepared Portfolios	Retirement	2040
Conservative Prepared Portfolio	2020	2045
Moderate Prepared Portfolio	2025	2050
Growth Prepared Portfolio	2030	2055
Aggressive Growth Prepared Portfolio	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2014

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Funds’ prospectus for a description of risks associated with global investments.

EDNR-1/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report (a)(2) – Certifications – Attached hereto (a)(3) – Not Applicable (b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Fund

Date: April 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Fund

Date: April 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Equity Dividend Fund

Date: April 2, 2014

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